Shareholder Report, Holdings (Details)	May 31, 2026
C000010979 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
C000010979 [Member] | Samsung C And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000010979 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000010979 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000010979 [Member] | SK hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.55%	[1]
C000010979 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.28%
C000010979 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%	[1]
C000010979 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000010979 [Member] | Samsung Electronics Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010979 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000010979 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%	[2]
C000010979 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[2]
C000010979 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[2]
C000010979 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[2]
C000010979 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[2]
C000010979 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[2]
C000010979 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[2]
C000010979 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.24%	[2]
C000010979 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.52%	[2]
C000010979 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[2]
C000010979 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[2]
C000010979 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.29%
C000010979 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000010979 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000010979 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000010979 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000010979 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000010979 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000010979 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	63.07%
C000010979 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000010979 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000171463 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
C000171463 [Member] | Samsung C And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000171463 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000171463 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000171463 [Member] | SK hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.55%	[3]
C000171463 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.28%
C000171463 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%	[3]
C000171463 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000171463 [Member] | Samsung Electronics Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171463 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000171463 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%	[4]
C000171463 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[4]
C000171463 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[4]
C000171463 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[4]
C000171463 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[4]
C000171463 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[4]
C000171463 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[4]
C000171463 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.24%	[4]
C000171463 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.52%	[4]
C000171463 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[4]
C000171463 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[4]
C000171463 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.29%
C000171463 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000171463 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000171463 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000171463 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000171463 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000171463 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000171463 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	63.07%
C000171463 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000171463 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000010981 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
C000010981 [Member] | Samsung C And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000010981 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000010981 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000010981 [Member] | SK hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.55%	[5]
C000010981 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.28%
C000010981 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%	[5]
C000010981 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000010981 [Member] | Samsung Electronics Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010981 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000010981 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%	[6]
C000010981 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[6]
C000010981 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[6]
C000010981 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[6]
C000010981 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[6]
C000010981 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[6]
C000010981 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[6]
C000010981 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.24%	[6]
C000010981 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.52%	[6]
C000010981 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[6]
C000010981 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[6]
C000010981 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.29%
C000010981 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000010981 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000010981 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000010981 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000010981 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000010981 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000010981 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	63.07%
C000010981 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000010981 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000031063 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
C000031063 [Member] | Samsung C And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000031063 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000031063 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000031063 [Member] | SK hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.55%	[7]
C000031063 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.28%
C000031063 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%	[7]
C000031063 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000031063 [Member] | Samsung Electronics Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000031063 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000031063 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%	[8]
C000031063 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[8]
C000031063 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[8]
C000031063 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[8]
C000031063 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[8]
C000031063 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[8]
C000031063 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[8]
C000031063 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.24%	[8]
C000031063 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.52%	[8]
C000031063 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[8]
C000031063 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[8]
C000031063 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.29%
C000031063 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000031063 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000031063 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000031063 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000031063 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000031063 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000031063 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	63.07%
C000031063 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000031063 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000010982 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
C000010982 [Member] | Samsung C And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000010982 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000010982 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000010982 [Member] | SK hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.55%	[9]
C000010982 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.28%
C000010982 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%	[9]
C000010982 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000010982 [Member] | Samsung Electronics Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010982 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000010982 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%	[10]
C000010982 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[10]
C000010982 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[10]
C000010982 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[10]
C000010982 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[10]
C000010982 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[10]
C000010982 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[10]
C000010982 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.24%	[10]
C000010982 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.52%	[10]
C000010982 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[10]
C000010982 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[10]
C000010982 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.29%
C000010982 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000010982 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000010982 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000010982 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000010982 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000010982 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000010982 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	63.07%
C000010982 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000010982 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	0.44%

[1]	Because SK Square invests most of its assets in SK hynix, these two holdings are likely to perform similarly.
[2]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[3]	Because SK Square invests most of its assets in SK hynix, these two holdings are likely to perform similarly.
[4]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[5]	Because SK Square invests most of its assets in SK hynix, these two holdings are likely to perform similarly.
[6]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[7]	Because SK Square invests most of its assets in SK hynix, these two holdings are likely to perform similarly.
[8]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[9]	Because SK Square invests most of its assets in SK hynix, these two holdings are likely to perform similarly.
[10]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.